Note 24 - Financial Instruments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 1,000
Interest Expense [Member] | Interest Rate Swap [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax	$ (825)	$ (2,510)
Measurement Input, Discount Rate [Member]
Servicing Asset, Measurement Input	0.117	0.115
Measurement Input, Discount Rate [Member] | Minimum [Member]
Servicing Asset, Measurement Input	0.025
Business Combination, Contingent Consideration, Liability, Measurement Input	0.035
Measurement Input, Discount Rate [Member] | Maximum [Member]
Servicing Asset, Measurement Input	0.05
Business Combination, Contingent Consideration, Liability, Measurement Input	0.103
Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.059